Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford China A Shares Growth Fund

(the “Funds”)

Supplement dated January 20, 2022 to the Prospectuses and the Statement of Additional

Information (“SAI”), dated May 1, 2021 (as revised July 2, 2021) as supplemented or revised from time to time.

Baillie Gifford Long Term Global Growth Fund

1. Effective immediately, Tom Slater will no longer be a Portfolio Manager for Baillie Gifford Long Term Global Growth Fund. The Prospectus and the SAI are revised as of that date to remove all references to Tom Slater as a Portfolio Manager for Baillie Gifford Long Term Global Growth Fund.

2. Effective immediately, John MacDougal, Gemma Barkhuizen, Michael Pye and Robert Wilson will become Portfolio Managers for Baillie Gifford Long Term Global Growth Fund. Therefore, effective immediately the Prospectus and the SAI are revised as follows:

3. The section titled “Management” under “Fund Summaries” in the Prospectus for Baillie Gifford Long Term Global Growth Fund is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Gemma Barkhuizen	Portfolio Manager	2022
John MacDougal	Portfolio Manager	2022
Michael Pye	Portfolio Manager	2022
Mark Urquhart	Portfolio Manager	2014
Robert Wilson	Portfolio Manager	2022

4. The table in the section titled “Baillie Gifford Long Term Global Growth Fund Team” under “Investment Teams” in the Prospectus is revised to add the following information:

Education	Investment Experience
John MacDougal MA in Ancient & Modern History University of Oxford 2000

John is an Investment Manager and member of the Long Term Global Growth (LTGG) and China A-share Teams. He has been a Partner of Baillie Gifford & Co since 2016. John relocated to Shanghai in September 2019 as Chairman of Baillie Gifford’s China office. He joined Baillie Gifford in 2000 and after a year in the North American department John joined the Japanese team where, from 2007 onwards, he managed the Shin Nippon Investment Trust which invests in high growth, small and medium sized companies. In 2011 John moved to the Global Discovery team which focuses on identifying rapidly growing, innovation led, smaller businesses from around the world. During this period, he had a particular focus on unearthing new investment opportunities in Emerging Markets, and Asia in particular. He joined the LTGG team in 2015.

Gemma Barkhuizen

Gemma joined Baillie Gifford in September 2017. She was an analyst in the Long Term Global Growth Team and one of the managers of the Global Outliers strategy. She graduated MA in Modern History from The University of Durham in 2017. Prior to this, Gemma also graduated BA

BA (Hons) in History BA double major in History and Philosophy Rhodes University in South Africa. MA in Modern History University of Durham 2017	(Hons) in History and BA double major in History and Philosophy from Rhodes University in South Africa.
Michael Pye MA in Classics University of Cambridge, 2008 PhD in International Relations University of St Andrews, 2013 CFA Charterholder

Michael graduated PhD in International Relations from the University of St Andrews in 2013, having previously received an MA in Classics from the University of Cambridge in 2008. From 2008-2010 he worked as a producer for a start-up film company.

Since joining Baillie Gifford, he has worked in the UK, Multi Asset, and US Teams before joining the Long Term Global Growth Team as an Investment Manager in 2017. Michael is a CFA charterholder.

Robert Wilson BA (Hons) in Philosophy University of Cambridge, 2015 Mellon Fellowship University of Yale, 2016

Robert joined Baillie Gifford in 2016 as an Investment Analyst in the Long Term Global Growth Team. He was a recipient of the Mellon Fellowship to Yale in 2016, where he graduated MA, prior to which he graduated BA (Hons) in Philosophy from the University of Cambridge in 2015.

5. The table in the section titled “Baillie Gifford Long Term Global Growth Fund” under “Other Accounts” in the SAI is revised to add the following information:

The information is provided as of January 19, 2022:

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)
Baillie Gifford Long Term Global Growth Fund
John MacDougal
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0
Ownership of Securities - As of January 19, 2022, Mr. MacDougal did not beneficially own any shares of Baillie Gifford Long Term Global Growth Fund.

Gemma Barkhuizen
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0
Ownership of Securities - As of January 19, 2022, Ms. Barkhuizen did not beneficially own any shares of Baillie Gifford Long Term Global Growth Fund.

Michael Pye

Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0
Ownership of Securities - As of January 19, 2022, Mr. Pye did not beneficially own any shares of Baillie Gifford Long Term Global Growth Fund.

Robert Wilson
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0
Ownership of Securities - As of January 19, 2022, Mr. Wilson did not beneficially own any shares of Baillie Gifford Long Term Global Growth Fund.

Baillie Gifford China A Shares Growth Fund

1. Effective immediately, Mark Urquhart will no longer be a Portfolio Manager for Baillie Gifford China A Shares Growth Fund. The Prospectus and the SAI are revised as of that date to remove all references to Mark Urquhart as a Portfolio Manager for Baillie Gifford China A Shares Growth Fund.

2. Effective immediately, John MacDougal will become a Portfolio Manager for Baillie Gifford China A Shares Growth Fund. Therefore, effective immediately the Prospectus and the SAI are revised as follows:

3. The section titled “Management” under “Fund Summaries” in the Prospectus for Baillie Gifford China A Shares Growth Fund is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Sophie Earnshaw	Portfolio Manager	2019
John MacDougal	Portfolio Manager	2022

4. The table in the section titled “Baillie Gifford China A Shares Growth Fund Team” under “Investment Teams” in the Prospectus is revised to add the following information:

Education	Investment Experience
John MacDougal MA in Ancient & Modern History University of Oxford 2000

John is an Investment Manager and member of the Long Term Global Growth (LTGG) and China A-share Teams. He has been a Partner of Baillie Gifford & Co since 2016. John relocated to Shanghai in September 2019 as Chairman of Baillie Gifford’s China office. He joined Baillie Gifford in 2000 and after a year in the North American department John joined the Japanese team where, from 2007 onwards, he managed the Shin Nippon Investment Trust which invests in high growth, small and medium sized companies. In 2011 John moved to the Global Discovery team which focuses on identifying rapidly growing, innovation led, smaller businesses from around the world. During this period, he had a particular focus on unearthing new investment opportunities in Emerging Markets, and Asia in particular. He joined the LTGG team in 2015.

5. The table in the section titled “Baillie Gifford China A Shares Growth Fund Team” under “Other Accounts” in the SAI is revised to add the following information:

The information is provided as of January 19, 2022:

Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
		Accounts	Assets in Accounts (US$m)
Baillie Gifford China A Shares Growth Fund
John MacDougal
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0
Ownership of Securities - As of January 19, 2022, Mr. MacDougal did not beneficially own any shares of Baillie Gifford China A Shares Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE